Vessels, net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessel, net (Table)
Vessels	Cost		Accumulated Depreciation	Net Book Value
Balance at December 31, 2019	$$1,704,702	$	$ (356,451)	$$1,348,251
Additions/ (Depreciation)	4,756		(66,629)	(61,873)
Balance at December 31, 2020	$1,709,458		$(423,080)	$1,286,378
Additions/ (Depreciation)	3,102		(32,682)	(29,580)
Disposals	(72,106)		17,193	(54,913)
Balance at June 30, 2021	$1,640,454		$(438,569)	$1,201,885